Organization and Description of Business (Details)		Oct. 04, 2024 shares	Apr. 12, 2023 USD ($)	Sep. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Feb. 09, 2023	Sep. 29, 2016 USD ($)	Sep. 29, 2016 HKD ($)	Apr. 22, 2015 USD ($)	Apr. 22, 2015 HKD ($)
Organization and Description of Business [Line Items]
Net assets deficits (in Dollars) | $			$ 5,200
Additional paid-in capital (in Dollars) | $			705,200
Authorized shares (in Shares)		10,000,000
Unissued ordinary shares (in Shares)				10,000,000
Business Combination [Member]
Organization and Description of Business [Line Items]
Cash consideration (in Dollars) | $			$ 700,000
Zhong Yang Securities Limited (“ZYSL”) [Member]
Organization and Description of Business [Line Items]
Registered capital									$ 5,300,000	$ 41,400,000
Zhong Yang Capital Limited (“ZYCL”) [Member]
Organization and Description of Business [Line Items]
Registered capital							$ 600,000	$ 5,000,000
Ms. Yang Junli [Member]
Organization and Description of Business [Line Items]
Ownership percentage				55.50%
Ms. Ji An [Member]
Organization and Description of Business [Line Items]
Ownership percentage				20.20%
Mr. Chen Tseng Yuan [Member]
Organization and Description of Business [Line Items]
Ownership percentage				10.00%
Ms. Lo Yung Yung [Member]
Organization and Description of Business [Line Items]
Ownership percentage				8.30%
Ms. Chen Hong [Member]
Organization and Description of Business [Line Items]
Ownership percentage				4.00%
Mr. Li Jian [Member]
Organization and Description of Business [Line Items]
Ownership percentage				2.00%
ZYIL [Member]
Organization and Description of Business [Line Items]
Equity interest percentage						100.00%
ZYAL [Member]
Organization and Description of Business [Line Items]
Equity interest percentage			100.00%
Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Par value per share (in Dollars per share) | $ / shares	[1]			$ 0.001	$ 0.001
Vote per share		one
Authorized shares (in Shares)	[1]			140,000,000	140,000,000
Class B Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Par value per share (in Dollars per share) | $ / shares	[1]			$ 0.001	$ 0.001
Vote per share		fifty
Authorized shares (in Shares)	[1]			10,000,000	10,000,000
Unissued ordinary shares (in Shares)		10,000,000		10,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).